Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables
Schedule of Trade and other payables

	2022	2021	2020
	$m	$m	$m
Current liabilities
Trade payables	2,550	2,824	2,350
Value-added and payroll taxes and social security	468	463	390
Rebates, chargebacks, returns and other revenue accruals	6,078	5,298	4,772
Clinical trial accruals	1,417	1,047	699
Other accruals	5,551	5,649	3,905
Collaboration Revenue contract liabilities	12	12	12
Vaccine contract liabilities	169	1,003	1,616
Deferred government grant income	1	67	253
Contingent consideration	757	849	647
Acerta Pharma share purchase liability (Note 26)	867	920	–
Other payables	1,170	806	1,141
Total	19,040	18,938	15,785
Non-current liabilities
Accruals	37	25	56
Collaboration Revenue contract liabilities	14	26	38
Contingent consideration	1,465	2,016	2,676
Acerta Pharma share purchase liability (Note 26)	779	1,538	2,297
Other payables	1,975	1,328	1,017
Total	4,270	4,933	6,084

Schedule of Contingent consideration

	2022	2021	2020
	$m	$m	$m
At 1 January	2,865	3,323	4,139
Settlements	(772)	(643)	(822)
Disposals[1]	(121)	–	–
Revaluations	82	14	(272)
Reclassification to Other payables	–	(55)	–
Discount unwind (Note 3)	168	226	278
At 31 December	2,222	2,865	3,323

[1]

On 4 January 2022, AstraZeneca completed the sale of the global rights to Tudorza and Duaklir to Covis Pharma GmbH. The divestment resulted in the remaining outstanding Contingent consideration payable of $121m related to these assets being extinguished on the basis that AstraZeneca is no longer obliged to make such payments to Almirall.

Schedule of maximum development and sales milestones payable under outstanding contingent consideration

		Nature of	Maximum future milestones
Acquisitions	Year	contingent consideration	$m
Spirogen	2013	Milestones	180
Amplimmune	2013	Milestones	150
Almirall[1]	2014	Milestones and royalties	345

1	These contingent consideration liabilities have been designated as the hedge instrument in a net investment hedge of foreign currency risk arising on the Group’s underlying US dollar net investments held in non-US dollar denominated subsidiaries. Exchange differences on the retranslation of the contingent consideration liability are recognised in Other comprehensive income to the extent that the hedge is effective. Any ineffectiveness is taken to profit.